Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Revenue	$ 58,158	$ 41,460
Cost of revenue	15,252	11,339
Gross profit	42,906	30,121
Operating expenses
Research and development	7,921	5,149
Sales and marketing	27,559	21,463
General and administrative	8,537	6,456
Total operating expenses	44,017	33,068
Loss from operations	(1,111)	(2,947)
Other income (expense)
Interest income	239	67
Interest expense	(31)	(107)
Foreign exchange (expense) income	(540)	4,096
Total other income (expense), net	(332)	4,056
(Loss) income before income taxes	(1,443)	1,109
Provision for income taxes	457	865
Net (loss) income	$ (1,900)	$ 244
Net (loss) income per ordinary share
Basic	$ (0.03)	$ 0.00
Diluted	$ (0.03)	$ 0.00
Weighted-average number of ordinary shares outstanding:
Basic	56,292	54,287
Diluted	56,292	57,655